UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P2 Capital Partners, LLC
Address: 590 Madison Avenue
         25th Floor
         New York, New York  10022

13F File Number:  028-13302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Carri
Title:     Chief Financial Officer
Phone:     (212) 508-5500

Signature, Place, and Date of Signing:

 /s/  Jason Carri     New York, New York     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $468,996 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BALLY TECHNOLOGIES INC         COM              05874B107    44815  1661063 SH       DEFINED               1661063        0        0
BLOUNT INTL INC NEW            COM              095180105    11622   869930 SH       DEFINED                869930        0        0
CACI INTL INC                  CL A             127190304    38664   774213 SH       DEFINED                774213        0        0
CBIZ INC                       COM              124805102    15936  2418265 SH       DEFINED               2418265        0        0
CORELOGIC INC                  COM              21871D103     8437   790706 SH       DEFINED                790706        0        0
FORRESTER RESH INC             COM              346563109    32166   989415 SH       DEFINED                989415        0        0
HAEMONETICS CORP               COM              405024100    22151   378785 SH       DEFINED                378785        0        0
INTERLINE BRANDS INC           COM              458743101    32459  2522059 SH       DEFINED               2522059        0        0
MEDNAX INC                     COM              58502B106     7692   122795 SH       DEFINED                122795        0        0
MIDDLEBY CORP                  COM              596278101     6142    87168 SH       DEFINED                 87168        0        0
PATTERSON COMPANIES INC        COM              703395103    28966  1011733 SH       DEFINED               1011733        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101    21554   840000 SH       DEFINED                840000        0        0
POOL CORPORATION               COM              73278L105    56270  2149334 SH       DEFINED               2149334        0        0
PSS WORLD MED INC              COM              69366A100     5949   302143 SH       DEFINED                302143        0        0
S1 CORPORATION                 COM              78463B101    15406  1680000 SH       DEFINED               1680000        0        0
SCOTTS MIRACLE GRO CO          CL A             810186106    20629   462539 SH       DEFINED                462539        0        0
UTI WORLDWIDE INC              ORD              G87210103    65579  5029029 SH       DEFINED               5029029        0        0
VCA ANTECH INC                 COM              918194101    34559  2162658 SH       DEFINED               2162658        0        0